Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

November 30, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Global Asset Management Trust

(File Nos. 333-162441 and 811-22338)

Ladies and Gentlemen:

On behalf of Legg Mason Global Asset Management Trust, a Maryland statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 161 to the registration statement for the Trust (the “Amendment”) on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”). The Amendment relates solely to the Legg Mason BW Diversified Large Cap Fund (which will be renamed as BrandywineGLOBAL — Diversified US Large Cap Value Fund effective December 29, 2017) and the Legg Mason BW Dynamic Large Cap Value Fund (which will be renamed as BrandywineGlobal — Dynamic US Large Cap Value Fund effective December 29, 2017).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act because each fund has adopted a new 80% investment policy effective December 29, 2017, due to the applicable name change. The Amendment becomes effective on February 1, 2018.

Please call the undersigned at (212) 309-6353 with any comments or questions relating to the filing.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger